RELATED PARTY TRANSACTIONS (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Related Party Transactions [Abstract]
Summary of notes payable to related party
Notes payable to related party consisted of the following:

$ in thousands	September 30, 2021	December 31, 2020
Note payable to a related party due June 2021	$—	$2,382
Note payable to a related party due May 2021	—	1,191

	$—	$3,573
Less: Current Portion	$—	$(3,573)

	$—	$—

Notes payable to related party consisted of the following at December 31:

	2020	2019
Note payable to a related party with interest at 8% per annum. All outstanding principal and accrued but unpaid interest is due June 2021.	$2,382	$—
Note payable to a related party with interest at 8% per annum. All outstanding principal and accrued but unpaid interest is due May 2021.	1,191	—
Notes payable converted into Senior Priority Units—Tranche 1 (see Note 6).	—	12,700

	3,573	12,700
Less: Current portion	(3,573)	(5,000)

	$—	$7,700